Fair Value Measurements - Measurement Inputs New PIPE and Non-Redeeming Subscription Agreement Warrants (Details) - Level 3	Jun. 21, 2024 $ / shares M	Feb. 13, 2024 $ / shares M
Base Share Price
Fair Value Measurements
Warrants, Measurement Input		7.00
Base Share Price | Non-Redemption Subscription Agreement
Fair Value Measurements
Warrants, Measurement Input	10.00
Strike price, as defined in Subscription Agreement
Fair Value Measurements
Warrants, Measurement Input		10.00
Strike price, as defined in Subscription Agreement | Non-Redemption Subscription Agreement
Fair Value Measurements
Warrants, Measurement Input	10.00
Expected Term (years)
Fair Value Measurements
Warrants, Measurement Input | M		12.00
Expected Term (years) | Non-Redemption Subscription Agreement
Fair Value Measurements
Warrants, Measurement Input | M	12.00
Volatility
Fair Value Measurements
Warrants, Measurement Input		0.7000
Volatility | Non-Redemption Subscription Agreement
Fair Value Measurements
Warrants, Measurement Input	0.7000
Probability of Closing
Fair Value Measurements
Warrants, Measurement Input		0.7500
Probability of Closing | Non-Redemption Subscription Agreement
Fair Value Measurements
Warrants, Measurement Input	0.9500
Estimated expected Warrant price
Fair Value Measurements
Warrants, Measurement Input		1.21
Estimated expected Warrant price | Non-Redemption Subscription Agreement
Fair Value Measurements
Warrants, Measurement Input	1.25
Estimated fair value per Warrant at Closing
Fair Value Measurements
Warrants, Measurement Input		1.45
Multiplying factor of coverage ratio for estimated fair value per warrant		1.2
Estimated fair value per Warrant at Closing | Non-Redemption Subscription Agreement
Fair Value Measurements
Warrants, Measurement Input	1.19
Multiplying factor of coverage ratio for estimated fair value per warrant	1.2